Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
Albemarle Corporation Retirement Savings Plan
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements:
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The inputs used to measure fair value are classified into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities, or

Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or

Inputs other than quoted prices that are observable for the asset or liability, or

Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3	Unobservable inputs for the asset or liability
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Albemarle Stock Fund	$78,893,108	$—	$—	$78,893,108
Mutual funds	257,848,459	—	—	257,848,459
Brokerage securities	45,241,052	—	—	45,241,052
Common stock funds	4,417,038	—	—	4,417,038
Cash/Money market accounts	17,275	—	—	17,275
Total assets in the fair value hierarchy	386,416,932	—	—	386,416,932
Investments measured at net asset value(a)	—	—	—	422,411,558
Total Investments at fair value	$386,416,932	$—	$—	$808,828,490

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Albemarle Stock Fund	$67,906,537	$—	$—	$67,906,537
Mutual funds	388,837,809	—	—	388,837,809
Brokerage securities	46,811,379	—	—	46,811,379
Common stock funds	3,645,643	—	—	3,645,643
Cash/Money market accounts	4,044,103	—	—	4,044,103
Total assets in the fair value hierarchy	511,245,471	—	—	511,245,471
Investments measured at net asset value(a)	—	—	—	444,662,027
Total Investments at fair value	$511,245,471	$—	$—	$955,907,498

(a)The common/collective trusts are measured at fair value using the net asset value per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amount presented on the Statements of Net Assets Available for Benefits.

The asset’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs. See Note 3 for a description of the valuation methodologies for assets measured at fair value.

During 2025, the Plan’s investments (including gains and losses on investments bought and sold, as well as held during the year) appreciated in value by $102,451,247.